RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		12 Months Ended
	Feb. 09, 2024	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Shares issued under Tau agreement settled		$ 1,870,381
Sale price per share (in dollars per share)	$ 60
Post Reverse Split
RELATED PARTY TRANSACTIONS
Shares issued under Tau agreement settled	$ 1,462,650
Director
RELATED PARTY TRANSACTIONS
Sale price per share (in dollars per share)	$ 358.2
Director | Post Reverse Split
RELATED PARTY TRANSACTIONS
Common Stock issued during period (in shares)	4,083